Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2025
Long-term Debt [Abstract]
Schedule of Long-term Debt Instruments

June 30, 2025 December 31, 2024
Senior unsecured bond 175,000 175,000
Secured long-term debt 324,015 347,590
Total long-term

debt
$ 499,015 $ 522,590
Less: Deferred financing costs

(7,001) (7,973)
Long-term debt, net of deferred financing costs $ 492,014 $ 514,617
Less: Current long-term debt, net of deferred financing

costs,
current (45,292) (45,230)
Long-term debt, excluding current maturities $ 446,722 $ 469,387

Schedule of Maturities of Long-term Debt	Period Principal Repayment Year 1 $ 47,150 Year 2 47,149 Year 3 47,149 Year 4 47,149 Year 5 214,457 Year 6 and thereafter 95,961 Total $ 499,015